Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Statement of Financial Position

Condensed Statement of Financial Position:

	2025	2024
Assets
Cash and cash equivalents	$7,349,348	$25,975,604
Prepaid expenses and other assets	4,003,992	7,739,569
Advances to subsidiaries	673,575,960	390,811,557
Note receivable from subsidiaries	70,412,293	42,100,000
Investment in subsidiaries	391,955,354	353,629,225
Total assets	$1,147,296,947	$820,255,955

Liabilities
Accrued expenses and other liabilities	$2,862,683	$5,950,394
Advances from subsidiaries	38,692,442	59,500,001
Unsecured promissory notes	65,000,000	–
Total liabilities	106,555,125	65,450,395

Mezzanine equity
Convertible redeemable preferred shares (aggregate liquidation preference of $0 and $644,132,365 as of December 31, 2025 and December 31, 2024, respectively; and aggregate redemption value of $0 and $2,861,748,733 as of December 31, 2025 and December 31, 2024, respectively; Note 17)	–	2,861,748,733
Total mezzanine equity	–	2,861,748,733

Shareholders’ equity (deficit)	1,040,741,822	(2,106,943,173)
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	$1,147,296,947	$820,255,955

Schedule of Condensed Statement of Operations and Other Comprehensive Loss

Condensed Statement of Operations and Other Comprehensive Loss:

	2025	2024	2023
Revenues	$–	$–	$–
Operating expenses	30,211,047	7,001,102	3,194,193
Other (expense) income, net	(9,550,319)	3,770,837	2,663,713
Loss before income taxes	(39,761,366)	(3,230,265)	(530,480)
Provision for income taxes	–	–	–
Net loss	(39,761,366)	(3,230,265)	(530,480)
Preferred shares redemption value accretion	(21,702,737)	(495,088,038)	(340,080,000)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)	–	–
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)	–	–
Excess carrying value of preferred shares repurchased	38,093,537	–	–
Net loss attributable to ordinary shareholders	$(552,051,394)	$(498,318,303)	$(340,610,480)

Net loss	$(39,761,366)	$(3,230,265)	$(530,480)
Other comprehensive income, net of tax	–	–	–
Total comprehensive loss	(39,761,366)	(3,230,265)	(530,480)
Preferred shares redemption value accretion	(21,702,737)	(495,088,038)	(340,080,000)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)	–	–
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)	–	–
Excess carrying value of preferred shares repurchased	38,093,537	–	–
Total comprehensive loss attributable to ordinary shareholders	$(552,051,394)	$(498,318,303)	$(340,610,480)

Schedule of Condensed Statement of Cash Flows

Condensed Statement of Cash Flows:

	2025	2024	2023
Cash flows from operating activities:
Net loss	$(39,761,366)	$(3,230,265)	$(530,480)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	22,735,046	3,483,072	437,004
Write-off of deferred equity offering costs	7,603,867	–	–
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,702,200)	(2,519,756)	(3,706,010)
Advances to/from subsidiaries	(303,571,962)	(16,457,584)	(100,275,599)
Accrued expenses and other liabilities	380,771	(1,423,462)	3,411,470
Net cash used in operating activities	(314,315,844)	(20,147,995)	(100,663,615)

Cash flows from investing activities:
Investment in subsidiaries	(29,768,942)
Note receivable due from subsidiary	(28,312,293)	–	(12,100,000)
Net cash used in investing activities	(58,081,235)	–	(12,100,000)

Cash flows from financing activities:
Receipt of preferred stock sale proceeds	–	40,297,282	20,000,000
Spin-off of subsidiary to shareholders	–	–	(7,014,594)
Proceeds from exercise of options	2,838,501	48,991	–
Proceeds from incentive warrants exercised	204,539,450	–	–
Proceeds from public warrants exercised	9,252,969	–	–
Proceeds from sale of ordinary shares	172,730,294	–	–
Principal payments made on insurance premium financing agreement	(2,166,090)	–	–
Principal payments made on unsecured promissory notes	(35,000,000)	–	–
Purchase of treasury shares	(20,005,651)	–	–
Proceeds from sale of treasury shares	21,581,350	–	–
Net cash provided by financing activities	353,770,823	40,346,273	12,985,406

Net (decrease) increase in cash and cash equivalents	(18,626,256)	20,198,278	(99,778,209)
Cash and cash equivalents at beginning of year	25,975,604	5,777,326	105,555,535
Cash and cash equivalents at end of year	$7,349,348	$25,975,604	$5,777,326

Supplemental cash flow information:
Cash paid for interest and taxes	$–	$–	$–

Non cash investing and financing activities:
Equity issuance costs offset against offering proceeds	$430,066	$–	$–
Insurance premium financing agreement	$2,166,090	$–	$–
Note receivable from Webull Pay, Inc.	$–	$–	$2,852,106
Ordinary share warrants issued to preferred shareholders	$15,600,000	$–	$–
Ordinary shares issued as acquisition consideration	$40,575,255	$–	$–
Ordinary shares issued to preferred shareholders	$513,080,828	$–	$–
Ordinary shares issued to settle accounts payable	$1,443,000	$–	$–
Ordinary shares issued for services	$2,025,482	$–	$–
Preferred shares redemption value accretion	$21,702,737	$495,088,038	$340,080,000
Promissory notes issued to repurchase preferred shares	$100,000,000	$–	$–
Reclassification of repurchased preferred shares’ excess carrying value from mezzanine equity to shareholders’ equity	$38,093,537	$–	$–
Reclassification of mezzanine equity to shareholders’ equity from conversion of redeemable preferred shares	$2,745,357,933	$–	$–